Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Credit Loss [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2019	2018
		(Restated)
Accounts receivable	$3,054,229	$1,633,576
Less: allowance for doubtful accounts	(307,026)	(337,894)
Accounts receivable, net	$2,747,203	$1,295,682
Accounts receivable – related party	$1,015,152	$590,332
Non-current accounts receivable	$2,031,725	$1,515,329
Non-current accounts receivable-related parties	$584,411	$726,509

Schedule of the allowance for doubtful accounts

Balance at January 1, 2018	$375,337
(Decrease) in allowance for doubtful accounts	(17,929)
Foreign exchange difference	(19,514)
Balance at December 31, 2018	$337,894
(Decrease) in allowance for doubtful accounts	(26,880)
Foreign exchange difference	(3,988)
Balance at December 31, 2019	$307,026